Exhibit 99.2

SEVENTEENTH ADDENDUM TO APPENDIX A OF
FOURTH AMENDED AND RESTATED SERVICE AGREEMENT

This Seventeenth Addendum to Appendix A (the "Addendum") is to that certain Fourth Amended and Restated Service Agreement dated June 1, 2022 (the “Agreement") and is entered into as of this 1st day of November, 2023, by and between Comenity Bank (“Bank”), a Delaware state bank, with its principal place of business at One Righter Parkway, Suite 100, Wilmington, Delaware 19803 and Comenity Servicing LLC (“Servicer”), a Texas limited liability company with its principal place of business at 3095 Loyalty Circle, Columbus, OH 43219.

RECITALS

WHEREAS, Bank and Servicer entered into that certain Agreement to outsource certain services to Servicer; and

WHEREAS, Bank and Servicer desire to modify certain Performance Standards set forth in Exhibit A to the Agreement.

NOW, THEREFORE, in consideration of the mutual agreements hereinafter set forth, and for other good and valuable consideration, the receipt and adequacy of which is hereby acknowledged, Bank and Servicer agree as follows:

1. Performance Standards. Bank and Servicer agree to amend the Performance Standards set forth in Appendix A to the Agreement, such that a certain Performance Standard is hereby amended as set forth in further detail in Exhibit A hereto.

2. Effective Date: The amendments to the Performance Standards, as set forth in Exhibit A hereto, shall be effective as of November 1, 2023 (the “Seventeenth Addendum Effective Date”).

3. Miscellaneous. Capitalized terms not otherwise defined in this Addendum shall have the meanings assigned to them in the Agreement. Other than as set forth above and in Exhibit A hereto, the parties agree that the Agreement, as amended by this Addendum, shall continue in full force and effect. The parties may execute this Addendum in one or more counterparts, each of which shall be deemed an original, but all of which shall constitute but one and the same instrument.

Seventeenth Addendum to Appendix A of
Fourth Amended and Restated Service Agreement
Comenity Servicing LLC / Comenity Bank

IN WITNESS WHEREOF, the parties have caused this Addendum to be executed by their authorized officers effective as of the Seventeenth Addendum Effective Date.

Comenity Bank

By: /s/ Baron Schlachter
Name: Baron Schlachter
Title: Comenity Bank President

Comenity Servicing LLC

By: /s/ Tammy McConnaughey
Name: Tammy McConnaughey
Title: EVP, Chief Credit Risk and Operations Officer

Seventeenth Addendum to Appendix A of
Fourth Amended and Restated Service Agreement
Comenity Servicing LLC / Comenity Bank

EXHIBIT A

SECTION II: SERVICES AND PERFORMANCE STANDARDS APPLICABLE TO REVOLVING CREDIT CARDS

1.    Amendments Set forth below is a revision to an existing Performance Standard, which shall be incorporated into Appendix A to the Agreement.

Service	Performance Standard	Measuring Period	Amended/ Added
Customer Service
•    Process all customer inquiries (received via telephone/mail/fax/electronic), including a toll free customer inquiry number.
•    Respond to billing inquiries, account disputes and adjustments, billing error resolution, provision of duplicate copies of billing documentation (as requested).
•    Serve as a liaison between customers and clients for communication of product/service disputes.
•    Provide call resolution support.
•    Timely fulfillment of Gift Card, eCertificate, Merchandise orders.
•    Timely posting of non-monetary transactions.
	95% of Merchandise shipped 4 days of order date.	M	Amendment of last performance standard listed.

Seventeenth Addendum to Appendix A of
Fourth Amended and Restated Service Agreement
Comenity Servicing LLC / Comenity Bank
A-1